Commitments - Additional Information (Detail) - USD ($)			6 Months Ended	9 Months Ended
	Sep. 17, 2020	Jul. 16, 2019	Sep. 30, 2019	Dec. 31, 2019	Jul. 11, 2019
Payments for underwriting expense		$ 4,600,000
Aggregate value of business combination agreement					$ 150,000,000
Deferred underwriting fees		8,050,000
Stock issued or reserved for issuance	100,000,000
Proceeds from issuance of common stock			$ 25,000	$ 25,000
Underwriting Agreement [Member]
Payments for underwriting expense		$ 4,600,000
Underwriting deferred fee per unit		$ 0.35
Deferred underwriting fees		$ 8,050,000
Merger Agreement [Member]
Stock issued or reserved for issuance	100,000,000
Merger Agreement [Member] | Common Stock [Member]
Increase the number of shares of common stock, shares authorized	350,000,000
PIPE Offering [Member]
Sale of Stock, Number of Shares Issued in Transaction	15,000,000
Sale of Stock, Price Per Share	$ 10.00
Proceeds from issuance of common stock	$ 150,000,000